SEGMENT INFORMATION: (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Dynamit Nobel businesses	Feb. 28, 2011 Senior secured credit agreement	Jul. 31, 2010 Senior secured credit agreement	Dec. 31, 2009 2014 Notes	Dec. 31, 2011 Lithium	Dec. 31, 2010 Lithium	Dec. 31, 2009 Lithium	Dec. 31, 2011 Surface Treatment	Dec. 31, 2010 Surface Treatment	Dec. 31, 2009 Surface Treatment	Dec. 31, 2011 Performance Additives	Dec. 31, 2010 Performance Additives	Dec. 31, 2009 Performance Additives	Dec. 31, 2011 Titanium Dioxide Pigments	Dec. 31, 2010 Titanium Dioxide Pigments	Dec. 31, 2009 Titanium Dioxide Pigments	Dec. 31, 2011 Advanced Ceramics	Dec. 31, 2010 Advanced Ceramics	Dec. 31, 2009 Advanced Ceramics	Dec. 31, 2011 Corporate and other	Dec. 31, 2010 Corporate and other	Dec. 31, 2009 Corporate and other
Segment information
Income (loss) from continuing operations before taxes	$ 456.1	$ 204.5	$ 10.2					$ 118.0	$ 85.5	$ 70.7	$ 80.3	$ 55.5	$ 8.3	$ 69.7	$ 34.0	$ (15.0)	$ 163.7	$ 44.5	$ (8.3)	$ 102.2	$ 72.4	$ 5.3	$ (77.8)	$ (87.4)	$ (50.8)
Income primarily related to a gain recorded on the sale of an investment previously accounted for under the equity method												0.7
Interest expense, net	96.1	151.1	178.1					7.4	20.7	27.2	20.6	30.3	34.0	9.1	25.8	31.8	12.7	15.0	24.6	21.6	29.1	36.1	24.7	30.2	24.4
Depreciation and amortization	267.2	255.9	274.2					41.4	37.1	35.2	33.1	33.6	35.3	58.4	56.8	62.7	71.9	69.6	77.7	53.7	49.6	52.0	8.7	9.2	11.3
Restructuring and other severance costs	14.5	5.0	20.3					3.2		0.5	8.0	2.0	5.2	2.3	1.5	6.1			0.1	0.7	1.1	7.0	0.3	0.4	1.4
Systems/organization establishment expenses	6.5	2.1	6.3								0.8	1.0	0.7	0.7	0.3	2.1	5.0	0.5	3.1		0.2	0.3		0.1	0.1
Acquisition and disposal costs	0.4	1.3	3.0								0.1	0.1	0.1		0.2	2.7			0.1	0.1			0.2	1.0	0.1
Loss on early extinguishment/modification of debt	16.6	1.6	26.6					2.9	0.2	5.8	4.8	(0.4)	5.2	1.7	0.3	2.4				4.0	0.4	7.2	3.2	0.3	6.0
Asset write-downs and other	1.6	11.5	2.6					0.1	0.3	(0.1)	0.1	1.5	0.4	0.8	4.1	0.2		0.1		0.6	0.8	0.3		4.7	1.8
Foreign exchange (gain) loss on financing activities, net	(1.3)	1.0	(16.0)					(2.8)	0.6	1.7	3.0	(0.2)	(5.9)	1.1	0.1	0.1				0.8	(0.4)	(0.6)	(3.4)	0.9	(11.3)
Other	5.1	0.4	4.6							(0.2)	(0.2)	0.1	(2.4)	(0.2)	(0.7)	(2.0)	(4.3)	0.2				(0.1)	(0.4)		0.1
Total Adjusted EBITDA	862.8	634.4	509.9					170.2	144.4	141.2	151.0	124.1	85.7	144.0	123.8	95.1	257.6	129.5	97.3	183.7	153.2	107.7	(43.7)	(40.6)	(17.1)
Fixed asset write-downs															2.1
Mark-to-market gains on interest rate and cross-currency swaps	0.5	13.4	3.9
Fees related to refinancing or repurchase of debt					13.5		12.0
Write-off of deferred financing costs					3.1		20.9
Voluntary prepayment of senior secured term loans	408.9	200.2	102.3			200.2
Discount on repurchase of debt							6.3
Aggregate principal amount of debt repurchased							153.2
Write-off of receivables				$ 4.7								$ 1.6